Parent Company Financial Data - Condensed Statements of Income (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Other income	$ 594	$ 509	$ 318
Interest expense	(1,277)	(1,310)	(1,733)
Other operating expense	(2,328)	(2,545)	(2,342)
Income tax benefit	(1,809)	(895)	(806)
Net income	1,611	2,211	2,007
Consolidated net income	1,611	2,211	2,007
Less: Net income attributable to noncontrolling interest	(592)	(593)	(592)
Net Income (loss) available to common shareholders	$ 1,019	$ 1,618	$ 1,415
Net income (loss) per common share
Basic	$ 0.14	$ 0.22	$ 0.19
Diluted	$ 0.14	$ 0.22	$ 0.19
Weighted average shares outstanding
Basic	7,138,635	7,238,908	7,337,586
Diluted	7,139,373	7,239,014	7,337,586
Consolidated [Member]
Condensed Income Statements, Captions [Line Items]
Equity in undistributed earnings (loss) of subsidiaries	$ 745	$ 375	$ 2,760
Dividends received from subsidiaries	1,500	2,500
Interest income	6	6	8
Other income	93	77	81
Interest expense	(564)	(585)	(612)
Other operating expense	(436)	(445)	(555)
Income tax benefit	267	283	325
Net income	1,611	2,211	2,007
Consolidated net income	1,611	2,211	2,007
Less: Net income attributable to noncontrolling interest	(592)	(593)	(592)
Net income attributable to Uwharrie Capital Corp	1,019	1,618	1,415
Net Income (loss) available to common shareholders	$ 1,019	$ 1,618	$ 1,415
Net income (loss) per common share
Basic	$ 0.14	$ 0.22	$ 0.19
Diluted	$ 0.14	$ 0.22	$ 0.19
Weighted average shares outstanding
Basic	7,138,635	7,238,908	7,337,586
Diluted	7,139,373	7,239,014	7,337,586